Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value [Line Items]
Fair Value By Balance Sheet Grouping
The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value in Cleco and Cleco Power’s Consolidated Balance Sheets:

Cleco
	SUCCESSOR		PREDECESSOR
	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	CARRYING VALUE*	ESTIMATED FAIR VALUE	CARRYING VALUE*	ESTIMATED FAIR VALUE
Long-term debt	$2,768,149	$2,754,518	$1,299,529	$1,463,989

* The carrying value of long-term debt does not include deferred issuance costs of $11.7 million in 2016 and $9.9 million in 2015.

Fair Value of Financial Assets and Liabilities Measured On A Recurring Basis
The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured or disclosed on a recurring basis:

Cleco
	CLECO CONSOLIDATED FAIR VALUE MEASUREMENTS AT REPORTING DATE USING:
	SUCCESSOR				PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$66,410	$—	$66,410	$—	$89,584	$—	$89,584	$—
FTRs	7,884	—	—	7,884	7,673	—	—	7,673
Total assets	$74,294	$—	$66,410	$7,884	$97,257	$—	$89,584	$7,673
Liability Description
Long-term debt	$2,754,518	$—	$2,754,518	$—	$1,463,989	$—	$1,463,989	$—
FTRs	201	—	—	201	275	—	—	275
Total liabilities	$2,754,719	$—	$2,754,518	$201	$1,464,264	$—	$1,463,989	$275

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Beginning balance	$3,458	$7,398	$9,949
Unrealized gains (losses)*	3,119	(1,031)	(1,476)
Purchases	12,896	2,070	20,319
Settlements	(11,790)	(4,979)	(21,394)
Ending balance	$7,683	$3,458	$7,398
* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco and Cleco Power's Consolidated Balance Sheets.

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following table quantifies the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2016:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
SUCCESSOR
FTRs at December 31, 2016	$7,884	$201	RTO auction pricing	FTR price - per MWh	$(3.61)	$6.04
PREDECESSOR
FTRs at December 31, 2015	$7,673	$275	RTO auction pricing	FTR price - per MWh	$(3.63)	$4.51

Cleco Power [Member]
Fair Value [Line Items]
Fair Value By Balance Sheet Grouping

Cleco Power
	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	CARRYING VALUE*	ESTIMATED FAIR VALUE	CARRYING VALUE*	ESTIMATED FAIR VALUE
Long-term debt	$1,262,373	$1,418,693	$1,265,529	$1,429,989

* The carrying value of long-term debt does not include deferred issuance costs of $9.4 million in 2016 and $9.6 million in 2015.

Fair Value of Financial Assets and Liabilities Measured On A Recurring Basis

Cleco Power
	CLECO POWER FAIR VALUE MEASUREMENTS AT REPORTING DATE USING:
(THOUSANDS)	AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$65,089	$—	$65,089	$—	$87,363	$—	$87,363	$—
FTRs	7,884	—	—	7,884	7,673	—	—	7,673
Total assets	$72,973	$—	$65,089	$7,884	$95,036	$—	$87,363	$7,673
Liability Description
Long-term debt	$1,418,693	$—	$1,418,693	$—	$1,429,989	$—	$1,429,989	$—
FTRs	201	—	—	201	275	—	—	275
Total liabilities	$1,418,894	$—	$1,418,693	$201	$1,430,264	$—	$1,429,989	$275

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015
Beginning balance	$7,398	$9,949
Unrealized gains (losses)*	2,088	(1,476)
Purchases	14,966	20,319
Settlements	(16,769)	(21,394)
Ending balance	$7,683	$7,398
* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco and Cleco Power's Consolidated Balance Sheets.

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]

Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2016	$7,884	$201	RTO auction pricing	FTR price - per MWh	$(3.61)	$6.04
FTRs at December 31, 2015	$7,673	$275	RTO auction pricing	FTR price - per MWh	$(3.63)	$4.51

Derivatives Not Designated as Hedging Instrument [Member]
Fair Value [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table presents the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2016, and 2015:

Cleco
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
		SUCCESSOR	PREDECESSOR
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2016	AT DEC. 31, 2015
Commodity-related contracts
FTRs:
Current	Energy risk management assets	$7,884	$7,673
Current	Energy risk management liabilities	201	275
Commodity-related contracts, net		$7,683	$7,398

Effect of Derivatives On Consolidated Statements of Income
The following table presents the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Consolidated Statements of Income for the years December 31, 2016, 2015, and 2014:

Cleco
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		SUCCESSOR	PREDECESSOR
(THOUSANDS)	DERIVATIVES LINE ITEM	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Commodity contracts
FTRs(1)	Electric operations	$30,915	$8,563	50,594	$74,454
FTRs(1)	Power purchased for utility customers	(14,941)	(5,761)	(27,509)	(46,386)
Total		$15,974	$2,802	$23,085	$28,068

(1) For the periods January 1, 2016 - April 12, 2016, and April 13, 2016 - December 31, 2016, unrealized (losses) gains associated with FTRs of $(1.0) million and $3.1 million, respectively, were reported through Accumulated deferred fuel on the balance sheet. For the years ended December 31, 2015, and 2014, unrealized losses associated with FTRs of $1.5 million and $2.7 million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	DERIVATIVES LINE ITEM	2016	2015	2014
Commodity contracts
FTRs(1)	Electric operations	$39,478	$50,594	$74,454
FTRs(1)	Power purchased for utility customers	(20,702)	(27,509)	(46,386)
Total		$18,776	$23,085	$28,068

Derivatives Not Designated as Hedging Instrument [Member] | Cleco Power [Member]
Fair Value [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

Cleco Power
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2016	AT DEC. 31, 2015
Commodity-related contracts
FTRs:
Current	Energy risk management assets	$7,884	$7,673
Current	Energy risk management liabilities	201	275
Commodity-related contracts, net		$7,683	$7,398

Effect of Derivatives On Consolidated Statements of Income

Cleco Power
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	DERIVATIVES LINE ITEM	2016	2015	2014
Commodity contracts
FTRs(1)	Electric operations	$39,478	$50,594	$74,454
FTRs(1)	Power purchased for utility customers	(20,702)	(27,509)	(46,386)
Total		$18,776	$23,085	$28,068

(1) For the years ended December 31, 2016, 2015, and 2014, unrealized gains (losses) associated with FTRs of $2.1 million, $(1.5) million, and $(2.7) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.